Prepaid Expenses and Other Receivables (Details) - Schedule of Prepaid Expenses and Other Receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Prepaid expenses	$ 1,107	$ 1,439
Tax authorities	116	522
Others	113	125
Total	$ 1,336	$ 2,086